United States Securities and Exchange Commission
Washington, DC 20549
Form N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company
Investment Company Act File Number: 811-21552
J.P. Morgan Multi-Strategy Fund, LLC
245 Park Avenue -3rd Floor, New York, NY 10167
Leonard F. Wallace
c/o J. P. Morgan Alternative Asset Management, Inc.
245 Park Avenue -3rd Floor
New York, NY 10167
Registrant’s Telephone Number: (212)-648-2631
Date of fiscal year end: March 31
Date of reporting period: June 30, 2008

	B
A	Meeting Date	C	D	E
Company Name	(yyyy mm dd)	Ticker	Cusip No.	Agenda Item Description

Deephaven Event Fund LLC	20070725	N/A	N/A	Current investors given the opportunity to opt out of side pockets.
Magnetar Capital Fund LP	20071115	N/A	N/A	Change existing gate provisions in order to better match the Fund’s assets/liabilities going forward.
Deephaven Event Fund LLC	20080131	N/A	N/A	Change in ownership of the Fund’s management company.
Brevan Howard Fund LP	20080131	N/A	N/A	Increase operational service fee paid by the Fund.
Magnetar Risk Linked Fund (US), Ltd.	20080606	N/A	N/A	Amend Offering Memorandum for the Fund.

	F	G	H
A	Management or Shareholder	Management Recommendation	Fund Vote:
Company Name	Proposal	For or Against	(For, Against, Abstain)

Deephaven Event Fund LLC	Mgmt	N/A	For
Magnetar Capital Fund LP	Mgmt	For	For
Deephaven Event Fund LLC	Mgmt	For	For
Brevan Howard Fund LP	Mgmt	For	For
Magnetar Risk Linked Fund (US), Ltd.	Mgmt	For	For

Signature

Signature
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: J.P. Morgan Multi-Strategy Fund, LLC

By:	/s/ Leonard F. Wallace	Chief Compliance Officer
	Signature	Title

Date: July 11, 2008